Consolidated Statements of Changes in Equity (Parenthetical) $ in Millions	12 Months Ended
Mar. 31, 2023 USD ($) shares
Statement of changes in equity [abstract]
Tax on buyback | $	$ 264
Treasury shares | shares	12,172,119